Document And Entity Information	Jan. 28, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 28, 2021, Byline Bancorp, Inc. (the “Holding Company”) filed a Current Report on Form 8-K (the “Form 8-K”) disclosing that the Board of Directors of the Holding Company (the “Board”) approved the appointment of Mr. Roberto R. Herencia, Chairman of the Board of the Holding Company and Byline Bank (the “Bank”, and together with the Holding Company, the “Company”), as executive Chairman and Chief Executive Officer of the Holding Company, effective February 12, 2021. This Amendment No. 1 to the Form 8-K is being filed to include disclosure regarding changes to Mr. Herencia’s compensation and his new employment agreement with the Company as a result of his assumption of this additional role.
Document Period End Date	Jan. 28, 2021
Entity Registrant Name	BYLINE BANCORP, INC.
Entity Central Index Key	0001702750
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38139
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3012593
Entity Address, Address Line One	180 North LaSalle Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	773
Local Phone Number	244-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	BY
Name of each exchange on which registered	NYSE